SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 3 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Statement of operations:

a.	Research and development expenses:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Payroll and related expenses	$514	$569	$235	$245
Subcontractors and consultants	1,128	1,208	497	910
Materials	3	16	-	6
Rent and maintenance	49	78	18	35
Travel expenses	13	27	13	27
Other	20	18	3	12
	$1,727	$1,916	$766	$1,235

b.	General and administrative expenses:

Payroll and related expenses	$306	$145	$164	$97
Professional services	448	28	369	10
Depreciation	15	29	7	14
Rent and maintenance	72	42	46	21
Patent registration	25	16	16	7
Travel expenses	16	16	7	16
Other	26	30	10	14
	$908	$306	$619	$179

c.	Financial expense, net:

Change in fair value of financial liabilities measured at fair value	$145	$(3)	$64	$(2)
Issuance costs	-	3	-	3
Interest income	(25)	(78)	(6)	(39)
Foreign currency exchange loss (income), net	148	451	42	487
Other	2	4	2	3
Total financial expense (income), net	$270	$377	$102	$452

NOTE 5 — SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Statement of operations:

a.	Research and development expenses, net:

	Year ended December 31,
	2023	2022
Payroll and related expenses	$973	$1,192
Subcontractors and consultants	2,467	1,595
Materials	13	191
Rent and maintenance	160	175
Travel expenses	37	42
Other	58	31
	$3,708	$3,226

b.	General and administrative expenses:

Payroll and related expenses	$356	$219
Professional services	386	197
Depreciation	45	57
Rent and maintenance	86	71
Patent registration	22	32
Travel expenses	31	—
Other	47	58
	$973	$634

c.	Financial expense, net:

Change in fair value of financial liabilities measured at fair value	$86	$(1,017)
Issuance costs	3	84
Interest income	(153)	(114)
Foreign currency exchange loss, net	453	650
Other	6	1
Total financial expense (income), net	$395	$(396)